103 P-2
                        SUPPLEMENT DATED NOVEMBER 9, 2001
                             TO THE PROSPECTUSES OF
                 TEMPLETON GLOBAL SMALLER COMPANIES FUND, INC.
                             DATED JANUARY 1, 2001
                AS SUPPLEMENTED MARCH 28, 2001 AND JULY 1, 2001

The prospectus is amended as follows:

I. The section entitled "Management" is replaced with the following:

       MANAGEMENT
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       Templeton  Investment  Counsel,  LLC (Investment  Counsel),  500 East
       Broward Blvd., Ft. Lauderdale, FL 33394-3091, is the Fund's investment manager. Together, Investment Counsel and its affiliates manage over $246 billion in assets.

       Beginning October 2001, under an agreement with Investment Counsel, Franklin Templeton Investments (Asia) Limited (Investments Asia), 2701 Shui On Centre, 6-8 Harbour Road, WanChai, Hong Kong, is the Fund's sub-advisor. Investments Asia provides Investment Counsel with investment management advice and assistance.

       The team responsible for the Fund's management is:

       SIMON RUDOLPH, PORTFOLIO MANAGER OF INVESTMENTS ASIA
       Mr.  Rudolph  has been a  manager  of the Fund  since  1997.  He joined
       Franklin  Templeton  Investments  in  1997.   Previously,   he  was  an
       executive director with Morgan Stanley.

       TUCKER SCOTT CFA, VICE PRESIDENT OF INVESTMENT COUNSEL
       Mr. Scott has been a manager of the Fund since 1999. He joined Franklin Templeton Investments in 1996.

       CINDY L. SWEETING CFA, SENIOR VICE PRESIDENT OF INVESTMENT COUNSEL
       Ms. Sweeting has been a manager of the Fund since 2000. She joined Franklin Templeton Investments in 1997. Previously, she was the Vice President of Investments with McDermott International Investments Co., Inc. in Nassau, Bahamas.

       The Fund pays Investment Counsel a fee for managing the Fund's assets. For the fiscal year ended August 31, 2000, the Fund paid 0.75% of its average daily net assets to the manager for its services.

               Please keep this supplement for future reference.